Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2012
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIEAX
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSIBX
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIETX
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAOIX
SunAmerica International Small-Cap Fund (Prospectus Summary) | SunAmerica International Small-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAESX
SunAmerica Value Fund (Prospectus Summary) | SunAmerica Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSVAX
SunAmerica Value Fund (Prospectus Summary) | SunAmerica Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSVBX
SunAmerica Value Fund (Prospectus Summary) | SunAmerica Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVPCX